UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Healthcare Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Biotechnology - 31.3%	Allos Therapeutics, Inc. (a)	380,000	$ 3,651,800
	Arqule, Inc. (a)(b)	109,569	415,267
	BioMarin Pharmaceuticals, Inc. (a)	28,000	911,400
	Celgene Corp. (a)	360,000	27,176,400
	Cephalon, Inc. (a)	8,000	585,280
	Cleveland BioLabs, Inc. (a)(b)	250,000	1,187,500
	Cougar Biotechnology, Inc. (a)(b)	80,000	2,692,000
	Cytori Therapeutics, Inc. (a)(b)	180,000	1,274,400
	GenVec, Inc. (a)	2,000,000	3,280,000
	Genentech, Inc. (a)	189,700	18,068,925
	Genzyme Corp. (a)	165,000	12,647,250
	Gilead Sciences, Inc. (a)	203,000	10,957,940
	Intercell AG (a)	60,000	3,028,974
	Lexicon Genetics, Inc. (a)	1,190,100	2,927,646
	Medigene AG (a)	250,000	1,953,152
	Nanosphere, Inc. (a)	4,900	48,461
	OMRIX Biopharmaceuticals, Inc. (a)(b)	500,000	9,300,000
	Onyx Pharmaceuticals, Inc. (a)(b)	259,000	10,489,500
	Progenics Pharmaceuticals, Inc. (a)(b)	730,400	12,051,600
	Savient Pharmaceuticals, Inc. (a)(b)	150,000	3,987,000
	Seattle Genetics, Inc. (a)	200,000	2,272,000
	Synta Pharmaceuticals Corp. (a)(b)	300,000	2,361,000
	Vertex Pharmaceuticals, Inc. (a)	120,000	4,140,000
	Vical, Inc. (a)	120,000	404,400

			135,811,895

Chemicals - 5.5%	Bayer AG	280,000	24,096,880

Food & Staples Retailing - 1.3%	CVS Caremark Corp.	160,000	5,840,000

Health Care Equipment & Supplies - 15.8%	Baxter International, Inc.	120,000	8,233,200
	China Medical Technologies, Inc. (c)	19,600	939,232
	Gen-Probe, Inc. (a)	130,700	6,968,924
	Hansen Medical, Inc. (a)(b)	60,800	927,200
	Hologic, Inc. (a)(b)	677,000	12,504,190
	Masimo Corp. (a)	152,200	5,748,594
	Mindray Medical International Ltd. (c)	200,000	7,990,000
	SonoSite, Inc. (a)(b)	592,000	19,393,920
	VNUS Medical Technologies, Inc. (a)	280,000	5,700,800

			68,406,060

Health Care Providers & Services - 7.0%	Express Scripts, Inc. (a)	90,000	6,348,600
	Genoptix, Inc. (a)(b)	380,000	11,077,000
	HMS Holdings Corp. (a)	9,000	223,920
	Laboratory Corp. of America Holdings (a)(b)	120,000	8,109,600
	Medco Health Solutions, Inc. (a)	75,000	3,718,500
	Quest Diagnostics, Inc.	18,000	956,880

			30,434,500

Health Care Technology - 6.2%	Cerner Corp. (a)(b)	289,000	12,906,740
	HLTH Corp. (a)	1,265,000	13,839,100

			26,745,840

Internet Software & Services - 1.0%	WebMD Health Corp. Class A (a)(b)	177,300	4,290,660

Life Sciences Tools & Services - 5.9%	Covance, Inc. (a)	39,500	3,626,100
	Thermo Fisher Scientific, Inc. (a)	346,000	20,939,920
	Waters Corp. (a)	13,000	883,220

			25,449,240

Pharmaceuticals - 22.0%	Abbott Laboratories	315,000	17,747,100
	Bristol-Myers Squibb Co.	300,000	6,336,000
1

BlackRock Healthcare Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cypress Bioscience, Inc. (a)	44,000	$ 382,800
	Glenmark Pharmaceuticals Ltd.	244,397	3,698,530
	Johnson & Johnson	326,000	22,321,220
	Lupin Ltd.	13,169	226,101
	Novo-Nordisk A/S Class B	65,000	4,121,369
	Roche Holding AG	85,000	15,704,755
	Simcere Pharmaceutical (a)(c)	140,000	1,680,000
	Sun Pharmaceuticals Industries Ltd.	300,000	9,879,652
	Teva Pharmaceutical Industries Ltd. (c)	303,000	13,586,520

			95,684,047

	Total Long-Term Investments
	(Cost - $342,113,050) - 96.0%		416,759,122

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep
	Series, 2.45% (d)(e)	$ 16,993	16,992,838
	BlackRock Liquidity Series, LLC Money Market
	Series, 2.63% (d)(e)(f)	75,181	75,180,650

	Total Short-Term Securities
	(Cost - $92,173,488) - 21.2%		92,173,488

	Total Investments
	(Cost - $434,286,538*) - 117.2%		508,932,610
	Liabilities in Excess of Other Assets - (17.2)%		(74,662,124)

	Net Assets - 100.0%	$ 434,270,486

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 440,563,286

Gross unrealized appreciation	$ 83,776,814
Gross unrealized depreciation	(15,407,490)

Net unrealized appreciation	$ 68,369,324

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 16,993	$ 85,510
BlackRock Liquidity Series, LLC
Money Market Series	$ 75,181	$ 197,392
Merrill Lynch Premier
Institutional Fund	$ (87,398)	-

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Healthcare Fund, Inc. Schedule of Investments July 31, 2008 (Unaudited)

Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 416,759,122
Level 2	92,173,488
Level 3	-

Total	$ 508,932,610

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: September 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: September 19, 2008